Note 1 – Organization and basis of accounting (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Oct. 26, 2023	Aug. 31, 2023	May 31, 2023	Sep. 30, 2025	Dec. 31, 2024	Aug. 14, 2025	May 09, 2025	Sep. 09, 2024	Dec. 31, 2023	Nov. 27, 2023	Nov. 26, 2023	Nov. 22, 2023	Nov. 21, 2023	Jun. 07, 2023	Jun. 06, 2023	Jun. 05, 2023
Restructuring Cost and Reserve [Line Items]
Entity Incorporation, Date of Incorporation				Jul. 12, 1999	Jul. 12, 1999
Preferred Stock, Par or Stated Value Per Share										$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized				71,250,000	71,250,000					100,000,000	50,000,000	18,250,000	25,000,000	50,000,000	25,000,000
Common Stock, Shares Authorized				500,000,000	500,000,000				500,000,000	500,000,000				500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Series C Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred Stock, Par or Stated Value Per Share					$ 0.0001
Preferred Stock, Shares Authorized					18,750,000							18,750,000	25,000,000
Series A Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred Stock, Shares Issued				64,220,000	37,020,000				28,420,000
Preferred Stock, Par or Stated Value Per Share																$ 0.0001
Preferred Stock, Shares Authorized										81,250,000	20,000,000					20,000,000
F A V O Group Of Companies [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Achieved in Stages, Preacquisition and Acquired Equity Interests in Acquiree, Percentage			100.00%
Business Combination, Consideration Transferred	$ 750,000	$ 1,250,000	$ 14,200,000
Preferred Stock, Shares Issued			18,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.25
[custom:ProceedsFromIssuanceOfPreferredStock-0]			$ 4,500,000
Payments to Acquire Businesses, Net of Cash Acquired			$ 4,500,000
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash			2,500,000
Business Combination, Recognized Liability Assumed, Deferred Revenue, Current			$ 2,000,000